OTHER LONG-TERM ASSETS (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred pension assets (Note 19)	$ 647	$ 99
Right-of-Use assets (Note 22)	55	49
Investments	46	43
Other long-term assets	60	25
Total other assets	$ 808	$ 216